Lease Commitments	12 Months Ended
Dec. 31, 2014
Lease Commitments [Abstract]
Lease Commitments

NOTE 9 – Lease Commitments

The Trust leases office facilities in Saint Paul, Minnesota.  These leases include one-hundred-eighty-day cancellation clauses, contain various renewal options and exclude any contingent rental provisions.  Rental expense for these operating leases amounted to $55,856,  $62,603 and $62,056 for the years 2014, 2013 and 2012, respectively.